Income tax and deferred taxes - Reconciliation of Statutory Tax Rate to Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Consolidated income before taxes	$ 2,807,018	$ 5,486,496	$ 841,221
Statutory income tax rate in Chile	27.00%	27.00%	27.00%
Tax expense using the statutory tax rate	$ (757,895)	$ (1,481,354)	$ (227,130)
Net effect of royalty tax payments	(6,889)	(57,500)	(13,350)
Specific mining tax to lithium mining claims	(1,089,476)	0	0
Tax effect of income from regular activities exempt from taxation and dividends from abroad	(1,457)	3,490	(260)
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	3,509	(11,058)	(2,226)
Effect due to the difference in tax rates related to abroad subsidiaries	(24,748)	(25,053)	(5,622)
Other tax effects of reconciliation of accounting income to tax expense	205	(737)	(428)
Income tax expense	$ (1,876,751)	$ (1,572,212)	$ (249,016)